DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Kokusai Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 2.2%
Ampol Ltd.	2,487	$50,553
ANZ Group Holdings Ltd.	31,160	462,186
APA Group (a)	11,304	73,447
Aristocrat Leisure Ltd.	6,858	164,878
ASX Ltd.	2,178	95,042
Atlassian Corp., Class A*	1,587	286,914
Aurizon Holdings Ltd.	16,210	37,346
BHP Group Ltd.	52,669	1,432,241
BlueScope Steel Ltd.	5,132	61,508
Brambles Ltd.	14,886	132,364
Cochlear Ltd.	781	123,025
Coles Group Ltd.	13,236	154,011
Commonwealth Bank of Australia	17,839	1,117,278
Computershare Ltd.	5,684	82,249
CSL Ltd.	5,127	1,016,583
Dexus REIT	11,956	63,523
EBOS Group Ltd.	2,083	52,535
Endeavour Group Ltd.	13,836	55,246
Fortescue Metals Group Ltd.	18,027	224,224
Goodman Group REIT	17,417	221,258
GPT Group REIT	22,227	60,270
IDP Education Ltd.	2,272	32,083
IGO Ltd.	7,006	64,654
Insurance Australia Group Ltd.	24,402	81,959
Lendlease Corp. Ltd. (a)	7,542	38,558
Lottery Corp. Ltd.	27,984	90,187
Macquarie Group Ltd.	3,813	421,315
Medibank Pvt Ltd.	31,001	71,622
Mineral Resources Ltd.	1,943	89,012
Mirvac Group REIT	44,006	65,501
National Australia Bank Ltd.	33,816	568,328
Newcrest Mining Ltd.	8,420	139,985
Northern Star Resources Ltd.	11,781	98,427
Orica Ltd.	5,170	51,157
Origin Energy Ltd.	19,785	106,656
Pilbara Minerals Ltd.	26,369	75,255
Qantas Airways Ltd.*	8,345	35,913
QBE Insurance Group Ltd.	15,935	150,766
Ramsay Health Care Ltd.	2,053	76,222
REA Group Ltd.	639	56,873
Reece Ltd.	1,315	15,454
Rio Tinto Ltd.	4,002	277,119
Santos Ltd.	35,201	166,069
Scentre Group REIT	52,719	92,457
SEEK Ltd.	3,615	55,047
Sonic Healthcare Ltd.	3,672	83,623
South32 Ltd.	43,489	109,198
Stockland REIT	18,766	51,735
Suncorp Group Ltd.	13,206	113,665
Telstra Group Ltd.	37,920	106,994
Transurban Group (a)	33,489	321,619
Treasury Wine Estates Ltd.	8,960	67,378
Vicinity Ltd. REIT	51,306	61,591
Washington H Soul Pattinson & Co. Ltd.	2,229	46,333
Wesfarmers Ltd.	11,863	365,969
Westpac Banking Corp.	36,612	489,981
WiseTech Global Ltd.	1,431	69,298
Woodside Energy Group Ltd.	20,049	445,033
Woolworths Group Ltd.	12,676	307,951

(Cost $12,580,042)		11,527,668

Austria - 0.0%
Erste Group Bank AG	3,569	115,175
OMV AG	1,242	55,188
Verbund AG	604	45,429
voestalpine AG	1,168	36,086

(Cost $268,057)		251,878

Belgium - 0.2%
Ageas SA/NV (b)	1,527	60,771
Anheuser-Busch InBev SA/NV	9,209	490,002
D’ieteren Group	265	45,683
Elia Group SA/NV	339	40,875
Groupe Bruxelles Lambert NV	1,181	90,753
KBC Group NV	2,664	173,757
Sofina SA	121	24,897
Solvay SA (b)	807	84,021
UCB SA	1,423	123,671
Umicore SA (b)	2,192	60,759
Warehouses De Pauw CVA REIT	1,559	43,612

(Cost $1,468,625)		1,238,801

Bermuda - 0.1%
Arch Capital Group Ltd.*	3,624	252,593
Everest Re Group Ltd.	406	138,048

(Cost $239,087)		390,641

Canada - 3.5%
Agnico Eagle Mines Ltd.	4,964	252,272
Air Canada*	1,517	23,916
Algonquin Power & Utilities Corp.	7,493	63,062
Alimentation Couche-Tard, Inc.	8,505	411,266
AltaGas Ltd.	3,750	63,507
ARC Resources Ltd.	7,187	86,500
Bank of Montreal	7,249	603,790
Bank of Nova Scotia	12,914	622,946
Barrick Gold Corp.	19,248	324,836
BCE, Inc.	761	34,285
Brookfield Asset Management Ltd., Class A	3,703	113,054
Brookfield Corp.	14,809	444,172
BRP, Inc.	393	27,903
CAE, Inc.*	2,935	59,939
Cameco Corp.	4,301	119,572
Canadian Apartment Properties REIT	839	30,275

Canadian Imperial Bank of Commerce	9,522	392,074
Canadian National Railway Co.	5,926	667,280
Canadian Natural Resources Ltd.	11,950	642,907
Canadian Pacific Kansas City Ltd.	9,762	742,869
Canadian Tire Corp. Ltd., Class A	649	77,853
Canadian Utilities Ltd., Class A	1,362	36,522
CCL Industries, Inc., Class B	1,537	71,519
Cenovus Energy, Inc.	14,608	233,096
CGI, Inc.*	2,290	236,867
Constellation Software, Inc.	214	435,779
Descartes Systems Group, Inc.*	846	65,325
Dollarama, Inc.	2,810	170,713
Element Fleet Management Corp.	3,775	57,182
Emera, Inc.	2,833	116,650
Empire Co. Ltd., Class A	1,407	35,835
Enbridge, Inc.	21,530	756,947
Fairfax Financial Holdings Ltd.	217	155,551
First Quantum Minerals Ltd.	6,141	128,485
FirstService Corp.	468	67,895
Fortis, Inc.	4,896	205,666
Franco-Nevada Corp.	2,033	295,056
George Weston Ltd.	813	95,505
GFL Environmental, Inc.	1,890	68,131
Gildan Activewear, Inc.	2,228	60,679
Great-West Lifeco, Inc.	2,588	73,168
Hydro One Ltd., 144A	3,635	103,464
iA Financial Corp., Inc.	1,121	71,352
IGM Financial, Inc.	1,239	36,351
Imperial Oil Ltd.	2,320	105,171
Intact Financial Corp.	1,867	274,783
Ivanhoe Mines Ltd., Class A*	6,334	46,318
Keyera Corp.	2,140	47,702
Kinross Gold Corp.	14,111	66,439
Loblaw Cos. Ltd.	1,738	151,757
Lululemon Athletica, Inc.*	1,172	389,022
Lundin Mining Corp.	6,349	44,326
Magna International, Inc.	2,846	137,516
Manulife Financial Corp.	20,310	375,779
Metro, Inc.	2,233	117,309
National Bank of Canada	3,545	253,807
Northland Power, Inc.	2,742	60,073
Nutrien Ltd.	5,427	285,543
Nuvei Corp., 144A*	658	20,617
Onex Corp.	722	32,650
Open Text Corp.	2,576	106,959
Pan American Silver Corp.	3,987	60,686
Parkland Corp.	1,874	46,681
Pembina Pipeline Corp.	5,379	162,640
Power Corp. of Canada	6,206	160,435
Quebecor, Inc., Class B	1,555	37,030
RB Global, Inc.	1,898	99,012
Restaurant Brands International, Inc.	2,992	216,944
RioCan Real Estate Investment Trust REIT	1,548	22,799
Rogers Communications, Inc., Class B	3,389	149,218
Royal Bank of Canada	14,619	1,305,955
Saputo, Inc.	2,465	63,688
Shopify, Inc., Class A*	12,709	726,188
Sun Life Financial, Inc. (b)	6,146	297,285
Suncor Energy, Inc.	14,140	395,604
TC Energy Corp.	10,550	410,110
Teck Resources Ltd., Class B	5,099	198,776
TELUS Corp.	4,810	91,012
TFI International, Inc.	826	86,896
Thomson Reuters Corp.	1,626	206,489
TMX Group Ltd.	645	70,113
Toromont Industries Ltd.	865	66,817
Toronto-Dominion Bank	19,561	1,105,766
Tourmaline Oil Corp.	3,335	139,234
Waste Connections, Inc.	2,689	367,452
West Fraser Timber Co. Ltd.	463	31,204
Wheaton Precious Metals Corp.	4,724	213,802
WSP Global, Inc.	1,369	169,430

(Cost $19,424,888)		18,799,053

Chile - 0.0%
Antofagasta PLC
(Cost $79,623)	4,156	68,894

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	33	55,227
A.P. Moller - Maersk A/S, Class B	55	92,241
Carlsberg A/S, Class B	953	143,185
Chr Hansen Holding A/S	1,263	91,346
Coloplast A/S, Class B	1,253	157,315
Danske Bank A/S*	6,374	129,301
Demant A/S*	878	33,284
DSV A/S	2,006	385,537
Genmab A/S*	654	255,132
Novo Nordisk A/S, Class B	17,278	2,760,938
Novozymes A/S, Class B (b)	2,087	100,299
Orsted AS, 144A	2,046	178,672
Pandora A/S	1,192	94,709
ROCKWOOL A/S, Class B	134	31,864
Tryg A/S	3,770	85,544
Vestas Wind Systems A/S*	10,707	304,018

(Cost $3,861,022)		4,898,612

Finland - 0.3%
Elisa OYJ	1,265	70,667
Fortum OYJ	4,945	65,529
Kesko OYJ, Class B	2,439	45,985
Kone OYJ, Class B	3,545	179,405
Metso Corp.	7,445	81,236
Neste OYJ	4,408	166,217
Nokia OYJ	58,877	238,208
Nordea Bank Abp	35,595	348,899

Orion OYJ, Class B	1,248	52,674
Sampo OYJ, Class A	5,010	229,777
Stora Enso OYJ, Class R	5,373	67,850
UPM-Kymmene OYJ	5,907	176,769
Wartsila OYJ Abp	4,999	56,439

(Cost $2,109,037)		1,779,655

France - 3.5%
Accor SA	2,033	67,124
Aeroports de Paris*	316	47,872
Air Liquide SA	5,450	910,117
Airbus SE	6,138	801,868
Alstom SA (b)	3,509	96,292
Amundi SA, 144A (b)	509	28,543
Arkema SA	651	56,564
AXA SA (b)	19,703	554,857
BioMerieux	549	54,806
BNP Paribas SA	11,743	676,163
Bollore SE	9,930	63,412
Bouygues SA	2,749	87,804
Bureau Veritas SA	3,444	87,128
Capgemini SE	1,713	297,310
Carrefour SA (b)	7,199	131,892
Cie de Saint-Gobain	5,206	287,496
Cie Generale des Etablissements Michelin SCA	7,612	215,539
Covivio SA REIT	646	31,501
Credit Agricole SA (b)	12,021	137,024
Danone SA	6,948	409,918
Dassault Aviation SA	202	34,069
Dassault Systemes SE	6,928	303,636
Edenred	2,605	166,854
Eiffage SA	854	90,699
Engie SA	20,490	306,739
EssilorLuxottica SA (b)	3,057	548,958
Eurazeo SE	498	33,926
Gecina SA REIT	562	57,368
Getlink SE	5,036	85,258
Hermes International	323	654,886
Ipsen SA*	389	44,831
Kering SA	784	416,532
Klepierre SA REIT	1,874	42,315
La Francaise des Jeux SAEM, 144A	845	32,485
Legrand SA*	2,731	257,553
L’Oreal SA	2,515	1,069,816
LVMH Moet Hennessy Louis Vuitton SE	2,889	2,506,783
Orange SA	20,861	248,464
Pernod Ricard SA	2,150	463,237
Publicis Groupe SA	2,404	177,661
Remy Cointreau SA	246	37,700
Renault SA	2,009	67,006
Safran SA	3,692	533,098
Sanofi	11,948	1,208,559
Sartorius Stedim Biotech	294	76,979
Schneider Electric SE	5,710	982,146
SEB SA	129	12,075
Societe Generale SA (b)	7,068	162,986
Sodexo SA	983	105,898
Teleperformance	650	96,946
Thales SA	1,111	154,332
TotalEnergies SE	24,749	1,400,511
Unibail-Rodamco-Westfield REIT*	1,264	57,675
Valeo	2,233	42,756
Veolia Environnement SA	7,284	213,861
Vinci SA	5,534	627,267
Vivendi SE	7,473	66,046
Wendel SE	286	29,972
Worldline SA, 144A*	2,567	99,478

(Cost $16,778,168)		18,560,591

Germany - 2.4%
adidas AG	1,803	291,210
Allianz SE	4,192	893,729
BASF SE	9,652	457,030
Bayer AG	10,421	579,267
Bayerische Motoren Werke AG	3,520	382,473
Bechtle AG	747	29,211
Beiersdorf AG	1,048	133,123
Brenntag SE	1,700	132,992
Carl Zeiss Meditec AG	466	52,090
Commerzbank AG*	11,165	111,888
Continental AG	1,146	76,091
Covestro AG, 144A*	2,043	78,540
Daimler Truck Holding AG*	4,396	132,630
Delivery Hero SE, 144A*	1,548	57,761
Deutsche Bank AG (c)	21,174	213,908
Deutsche Boerse AG	1,996	343,662
Deutsche Lufthansa AG*	5,529	53,993
Deutsche Post AG	10,543	472,638
Deutsche Telekom AG	34,883	771,481
E.ON SE	22,316	269,077
Evonik Industries AG*	2,195	43,865
Fresenius Medical Care AG & Co. KGaA	2,054	87,481
Fresenius SE & Co. KGaA	4,221	115,155
GEA Group AG	1,608	67,355
Hannover Rueck SE	595	126,993
Heidelberg Materials AG	1,532	109,233
HelloFresh SE*	1,530	36,260
Henkel AG & Co. KGaA	1,168	83,578
Infineon Technologies AG	13,890	514,287
Knorr-Bremse AG	642	43,790
LEG Immobilien SE*	671	34,702
Mercedes-Benz Group AG	8,749	650,767
Merck KGaA	1,351	234,409
MTU Aero Engines AG	638	146,781

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,489	530,199
Nemetschek SE	584	45,599
Puma SE	1,169	55,484
Rational AG	34	22,745
Rheinmetall AG	451	113,664
RWE AG	6,820	284,434
SAP SE	10,918	1,422,137
Scout24 SE, 144A	581	37,164
Siemens AG	8,087	1,322,029
Siemens Energy AG*	5,445	137,809
Siemens Healthineers AG, 144A	2,937	165,637
Symrise AG	1,423	151,676
Talanx AG	422	23,462
Telefonica Deutschland Holding AG	10,643	29,898
Volkswagen AG	314	47,000
Vonovia SE	8,173	149,519
Zalando SE, 144A*	2,147	61,892

(Cost $13,444,429)		12,427,798

Hong Kong - 0.8%
AIA Group Ltd.	123,988	1,189,474
BOC Hong Kong Holdings Ltd.	35,779	106,264
Budweiser Brewing Co. APAC Ltd., 144A	20,536	51,627
CK Asset Holdings Ltd.	21,324	114,952
CK Hutchison Holdings Ltd.	27,551	166,645
CK Infrastructure Holdings Ltd.	6,637	36,711
CLP Holdings Ltd.	16,859	122,864
ESR Group Ltd., 144A	26,986	39,850
Futu Holdings Ltd., ADR*	657	24,217
Galaxy Entertainment Group Ltd.*	21,091	130,804
Hang Lung Properties Ltd.	28,377	44,949
Hang Seng Bank Ltd.	7,093	94,866
Henderson Land Development Co. Ltd.	17,717	56,241
HKT Trust & HKT Ltd. (a)	32,397	41,385
Hong Kong & China Gas Co. Ltd.	102,306	92,266
Hong Kong Exchanges & Clearing Ltd.	12,866	471,037
Hongkong Land Holdings Ltd.	12,100	51,909
Jardine Matheson Holdings Ltd.	1,651	79,265
Link REIT	26,721	155,310
MTR Corp. Ltd.	17,543	80,788
New World Development Co. Ltd.	15,905	37,994
Power Assets Holdings Ltd.	14,613	78,681
Prudential PLC	28,729	376,007
Sino Land Co. Ltd.	38,434	49,980
SITC International Holdings Co. Ltd.	15,433	26,812
Sun Hung Kai Properties Ltd.	14,824	188,797
Swire Pacific Ltd., Class A	3,327	22,228
Swire Properties Ltd.	13,400	31,941
Techtronic Industries Co. Ltd.	14,647	135,931
WH Group Ltd., 144A	110,032	57,488
Wharf Real Estate Investment Co. Ltd.	14,195	70,084
Xinyi Glass Holdings Ltd.	17,012	25,165

(Cost $5,247,676)		4,252,532

Ireland - 1.1%
Accenture PLC, Class A	6,610	2,022,131
AerCap Holdings NV*	1,737	99,148
AIB Group PLC	10,202	41,678
Allegion PLC	926	96,989
Aptiv PLC*	2,871	252,878
Bank of Ireland Group PLC	10,805	101,300
CRH PLC	8,011	376,637
DCC PLC	1,173	66,832
Experian PLC	9,300	326,428
Flutter Entertainment PLC*	1,739	338,624
James Hardie Industries PLC CDI*	4,319	105,904
Jazz Pharmaceuticals PLC*	641	82,151
Kerry Group PLC, Class A	1,497	145,519
Kingspan Group PLC	1,616	106,953
Medtronic PLC	13,922	1,152,185
Smurfit Kappa Group PLC	2,137	75,706
Trane Technologies PLC	2,436	397,628

(Cost $6,069,354)		5,788,691

Israel - 0.2%
Azrieli Group Ltd.	556	29,207
Bank Hapoalim BM	13,281	106,747
Bank Leumi Le-Israel BM	14,601	102,228
Check Point Software Technologies Ltd.*	1,074	134,046
CyberArk Software Ltd.*	491	75,972
Elbit Systems Ltd.	283	57,760
ICL Group Ltd.	7,640	41,565
Israel Discount Bank Ltd., Class A	12,434	59,824
Mizrahi Tefahot Bank Ltd.	1,762	56,470
Monday.com Ltd.*	227	40,905
Nice Ltd.*	715	143,691
SolarEdge Technologies, Inc.*	562	160,075
Teva Pharmaceutical Industries Ltd., ADR*	12,106	87,163
Tower Semiconductor Ltd.*	1,137	47,003
Wix.com Ltd.*	639	48,705

(Cost $1,348,915)		1,191,361

Italy - 0.6%
Amplifon SpA (b)	1,265	43,533
Assicurazioni Generali SpA	11,568	218,473
Davide Campari-Milano NV (b)	5,528	71,958
DiaSorin SpA	193	19,794
Enel SpA	85,343	532,985
Eni SpA	23,758	315,339
Ferrari NV	1,361	386,827
FinecoBank Banca Fineco SpA	6,618	87,558
Infrastrutture Wireless Italiane SpA, 144A	2,846	36,106
Intesa Sanpaolo SpA	173,030	397,619
Mediobanca Banca di Credito Finanziario SpA	5,610	61,573

Moncler SpA	2,138	144,327
Nexi SpA, 144A*	6,773	52,913
Poste Italiane SpA, 144A	3,883	40,138
Prysmian SpA	2,936	108,519
Recordati Industria Chimica e Farmaceutica SpA	1,333	57,726
Snam SpA	21,089	109,942
Telecom Italia SpA*	52,884	13,971
Terna - Rete Elettrica Nazionale	12,779	106,701
UniCredit SpA	20,144	384,713

(Cost $3,037,666)		3,190,715

Jersey - 0.0%
Novocure Ltd.*(b)
(Cost $101,474)	829	59,531

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $64,192)	2,038	45,252

Luxembourg - 0.1%
ArcelorMittal SA	5,220	129,276
Eurofins Scientific SE (b)	1,433	94,169
Tenaris SA	4,917	61,174

(Cost $305,147)		284,619

Macau - 0.0%
Sands China Ltd.*
(Cost $96,173)	26,189	84,807

Netherlands - 1.5%
ABN AMRO Bank NV, 144A	2,847	41,294
Adyen NV, 144A*	231	376,004
Aegon NV	19,578	85,889
Akzo Nobel NV	1,964	147,489
Argenx SE*	588	228,556
ASM International NV	486	210,048
ASML Holding NV	4,221	3,021,756
Euronext NV, 144A	899	59,566
EXOR NV*	1,349	111,688
Heineken Holding NV	1,390	117,883
Heineken NV	2,544	256,245
IMCD NV	663	99,344
ING Groep NV	36,614	449,206
JDE Peet’s NV	735	21,298
Just Eat Takeaway.com NV, 144A*	1,959	29,381
Koninklijke Ahold Delhaize NV	9,983	315,668
Koninklijke KPN NV	37,282	127,904
Koninklijke Philips NV*	10,185	191,604
NN Group NV	3,183	114,425
NXP Semiconductors NV	2,684	480,704
OCI NV	1,097	24,314
Prosus NV*	8,674	569,360
QIAGEN NV*	2,414	108,630
Randstad NV	1,431	69,964
Stellantis NV	22,935	346,764
Universal Music Group NV	7,473	147,389
Wolters Kluwer NV	2,753	313,455

(Cost $7,470,458)		8,065,828

New Zealand - 0.1%
Auckland International Airport Ltd.*	12,738	67,756
Fisher & Paykel Healthcare Corp. Ltd.	5,544	77,255
Mercury NZ Ltd.	7,156	28,136
Meridian Energy Ltd.	13,471	42,872
Spark New Zealand Ltd.	22,320	69,028
Xero Ltd.*	1,515	107,799

(Cost $459,925)		392,846

Norway - 0.2%
Adevinta ASA*	1,871	13,046
Aker BP ASA	3,242	70,176
DNB Bank ASA	9,657	161,023
Equinor ASA	9,846	250,724
Gjensidige Forsikring ASA	1,886	31,566
Kongsberg Gruppen ASA	939	37,466
Mowi ASA	4,246	72,590
Norsk Hydro ASA	16,309	98,179
Orkla ASA	8,593	61,585
Salmar ASA	615	26,989
Telenor ASA	7,812	79,922
Yara International ASA	1,423	52,895

(Cost $1,175,344)		956,161

Portugal - 0.1%
EDP - Energias de Portugal SA	30,826	149,924
Galp Energia SGPS SA	5,864	61,866
Jeronimo Martins SGPS SA	3,477	83,700

(Cost $299,215)		295,490

Singapore - 0.4%
CapitaLand Ascendas REIT	34,479	68,711
CapitaLand Integrated Commercial Trust REIT	47,656	70,349
CapitaLand Investment Ltd.	27,702	67,678
City Developments Ltd.	3,300	16,441
DBS Group Holdings Ltd.	19,307	431,784
Genting Singapore Ltd.	87,900	65,527
Grab Holdings Ltd., Class A*	21,723	64,734
Jardine Cycle & Carriage Ltd.	1,300	31,021
Keppel Corp. Ltd.	15,500	72,189
Mapletree Logistics Trust REIT	33,628	41,202
Mapletree Pan Asia Commercial Trust REIT	14,100	17,172
Oversea-Chinese Banking Corp. Ltd.	34,785	315,025
Sea Ltd., ADR*	3,755	215,575
Seatrium Ltd.*	530,518	48,163
Singapore Airlines Ltd.	14,250	67,419
Singapore Exchange Ltd.	9,131	62,542
Singapore Technologies Engineering Ltd.	10,502	28,370
Singapore Telecommunications Ltd.	86,700	159,341
United Overseas Bank Ltd.	12,601	259,953
UOL Group Ltd.	2,801	13,128

Venture Corp. Ltd.	2,056	23,021
Wilmar International Ltd.	20,400	58,873

(Cost $2,525,838)		2,198,218

Spain - 0.8%
Acciona SA	263	42,422
ACS Actividades de Construccion y Servicios SA (b)	2,345	77,800
Aena SME SA, 144A	733	114,248
Amadeus IT Group SA*	4,709	335,856
Banco Bilbao Vizcaya Argentaria SA	63,521	414,445
Banco Santander SA	171,308	556,113
CaixaBank SA	46,372	169,421
Cellnex Telecom SA, 144A*	5,686	229,804
Corp ACCIONA Energias Renovables SA*	687	22,793
EDP Renovaveis SA	2,863	56,711
EDP Renovaveis SA*	38	753
Enagas SA (b)	2,756	52,461
Endesa SA	3,369	72,660
Ferrovial SA	5,199	160,460
Grifols SA*(b)	3,545	40,987
Iberdrola SA	62,773	762,914
Industria de Diseno Textil SA	11,344	378,416
Naturgy Energy Group SA	1,069	30,338
Red Electrica Corp. SA	4,144	70,002
Repsol SA	13,872	187,672
Telefonica SA	56,922	240,918

(Cost $3,864,465)		4,017,194

Sweden - 0.9%
Alfa Laval AB	3,452	123,634
Assa Abloy AB, Class B	10,373	229,503
Atlas Copco AB, Class A	28,324	411,317
Atlas Copco AB, Class B	16,588	208,196
Beijer Ref AB	3,273	48,267
Boliden AB	2,862	86,897
Boliden AB*	2,862	3,019
Embracer Group AB*	6,677	15,310
Epiroc AB, Class A	7,114	124,192
Epiroc AB, Class B	4,739	71,366
EQT AB (b)	3,275	61,717
Essity AB, Class B	5,868	155,494
Evolution AB, 144A	1,872	245,206
Fastighets AB Balder, Class B*(b)	8,214	27,502
Getinge AB, Class B	2,611	59,856
H & M Hennes & Mauritz AB, Class B	5,799	72,165
Hexagon AB, Class B	20,108	232,422
Holmen AB, Class B (b)	986	37,180
Husqvarna AB, Class B	3,497	25,737
Industrivarden AB, Class A	1,499	40,217
Industrivarden AB, Class C (b)	1,871	49,871
Indutrade AB	2,858	67,015
Investment AB Latour, Class B	1,345	26,557
Investor AB, Class A	5,413	110,960
Investor AB, Class B	19,440	394,119
Kinnevik AB, Class B*	2,664	38,123
L E Lundbergforetagen AB, Class B (b)	656	27,208
Lifco AB, Class B	2,740	57,677
Nibe Industrier AB, Class B	16,232	154,436
Saab AB, Class B	832	45,164
Sagax AB, Class B (b)	1,999	39,269
Sandvik AB	11,246	196,998
Securitas AB, Class B	6,710	49,272
Skandinaviska Enskilda Banken AB, Class A	17,023	177,447
Skanska AB, Class B	2,841	37,328
SKF AB, Class B	3,367	53,180
Svenska Cellulosa AB SCA, Class B	6,094	80,573
Svenska Handelsbanken AB, Class A (b)	14,193	111,811
Swedbank AB, Class A	9,732	148,480
Swedish Orphan Biovitrum AB*	1,761	35,273
Tele2 AB, Class B	5,621	50,923
Telefonaktiebolaget LM Ericsson, Class B	31,645	163,174
Telia Co. AB	26,072	60,535
Volvo AB, Class A	1,602	30,793
Volvo AB, Class B	15,780	290,340
Volvo Car AB, Class B*(b)	6,232	21,347

(Cost $5,704,249)		4,797,070

Switzerland - 3.4%
ABB Ltd.	16,947	616,592
Adecco Group AG	1,437	42,694
Alcon, Inc.	5,219	403,407
Bachem Holding AG	205	21,438
Baloise Holding AG	551	84,324
Banque Cantonale Vaudoise	280	28,072
Barry Callebaut AG	38	76,528
BKW AG	222	39,657
Chocoladefabriken Lindt & Spruengli AG	1	120,549
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	131,040
Chubb Ltd.	4,404	818,263
Cie Financiere Richemont SA, Class A	5,543	876,487
Clariant AG*	1,594	22,895
Coca-Cola HBC AG*	1,528	45,224
DSM-Firmenich AG*	1,843	204,420
Dufry AG*	909	40,938
EMS-Chemie Holding AG	75	57,841
Garmin Ltd.	1,586	163,596
Geberit AG	370	195,250
Givaudan SA	100	327,736
Glencore PLC	111,262	567,382
Helvetia Holding AG	330	46,676
Holcim AG*	5,802	356,314
Julius Baer Group Ltd.	2,068	125,869
Kuehne + Nagel International AG	566	160,423

Logitech International SA	1,605	102,464
Lonza Group AG	780	485,842
Nestle SA	28,907	3,411,984
Novartis AG	21,539	2,053,645
Partners Group Holding AG	241	216,390
Roche Holding AG	7,425	2,340,847
Roche Holding AG	284	95,376
Schindler Holding AG	250	49,937
Schindler Holding AG Participation Certificates	389	80,255
SGS SA	1,690	149,450
SIG Group AG*	3,192	86,736
Sika AG	1,492	405,418
Sonova Holding AG	559	142,723
STMicroelectronics NV	7,046	304,939
Straumann Holding AG	1,162	169,187
Swatch Group AG - Bearer	308	91,172
Swatch Group AG - Registered	746	41,701
Swiss Life Holding AG	323	185,854
Swiss Prime Site AG	722	60,696
Swiss Re AG	3,279	327,201
Swisscom AG	276	174,147
Temenos AG	645	54,146
UBS Group AG	32,814	618,841
VAT Group AG, 144A	287	117,827
Zurich Insurance Group AG	1,568	730,698

(Cost $18,061,204)		18,071,091

United Kingdom - 4.3%
3i Group PLC	10,886	263,838
abrdn PLC	17,510	43,078
Admiral Group PLC	2,136	61,551
Amcor PLC	14,593	140,677
Anglo American PLC	13,217	364,235
Ashtead Group PLC	4,476	271,830
Associated British Foods PLC	4,246	96,067
AstraZeneca PLC	16,212	2,342,863
Auto Trader Group PLC, 144A	10,603	82,791
Aviva PLC	29,103	142,189
BAE Systems PLC	32,904	378,532
Barclays PLC	175,220	328,662
Barratt Developments PLC	9,846	56,476
Berkeley Group Holdings PLC	1,264	61,505
BP PLC	189,626	1,065,358
British American Tobacco PLC	22,529	713,279
British Land Co. PLC REIT	9,569	40,679
BT Group PLC (b)	72,662	132,249
Bunzl PLC	3,529	137,514
Burberry Group PLC	3,635	97,043
Centrica PLC	64,525	94,087
Clarivate PLC*	3,618	28,220
CNH Industrial NV	9,853	125,526
Coca-Cola Europacific Partners PLC	2,059	128,461
Compass Group PLC	18,218	497,198
Croda International PLC	1,446	109,323
Diageo PLC	23,631	980,279
Endeavour Mining PLC	2,712	72,334
Entain PLC	5,460	89,258
Ferguson PLC	2,232	322,971
GSK PLC	42,076	702,135
Haleon PLC	52,591	207,407
Halma PLC	3,638	108,620
Hargreaves Lansdown PLC	3,524	35,037
HSBC Holdings PLC	210,748	1,542,393
Imperial Brands PLC	9,436	198,230
Informa PLC	13,374	115,533
InterContinental Hotels Group PLC	2,053	134,044
Intertek Group PLC	1,693	87,164
J Sainsbury PLC	18,823	63,129
JD Sports Fashion PLC	33,021	62,208
Johnson Matthey PLC	1,957	41,961
Kingfisher PLC	18,026	51,609
Land Securities Group PLC REIT	7,363	54,937
Legal & General Group PLC	59,493	168,191
Liberty Global PLC, Class A*	1,673	27,270
Liberty Global PLC, Class C*	2,859	48,660
Lloyds Banking Group PLC	688,765	377,060
London Stock Exchange Group PLC	4,215	446,658
M&G PLC	29,268	71,897
Mondi PLC	5,669	87,476
National Grid PLC	39,064	535,480
NatWest Group PLC	54,566	175,565
Next PLC	1,202	94,540
Ocado Group PLC*(b)	5,233	23,933
Pearson PLC	5,347	52,897
Pentair PLC	1,864	103,396
Persimmon PLC	3,366	50,124
Phoenix Group Holdings PLC	7,844	53,704
Reckitt Benckiser Group PLC	7,594	587,874
RELX PLC	19,720	613,469
Rentokil Initial PLC	26,210	207,447
Rio Tinto PLC	11,745	696,104
Rolls-Royce Holdings PLC*	90,321	160,416
Sage Group PLC	9,579	103,407
Schroders PLC	10,572	59,697
Segro PLC REIT	12,998	128,491
Severn Trent PLC	2,844	97,744
Shell PLC	71,408	1,965,212
Smith & Nephew PLC	9,200	137,058
Smiths Group PLC	3,426	68,194
Spirax-Sarco Engineering PLC	678	91,804
SSE PLC	10,965	255,696
St James’s Place PLC	5,676	78,438
Standard Chartered PLC	25,309	198,748
Taylor Wimpey PLC	33,617	47,581
Tesco PLC	84,202	272,171

Unilever PLC	26,780	1,337,272
United Utilities Group PLC	8,335	104,595
Vodafone Group PLC	231,706	219,317
Whitbread PLC	2,134	86,911
Willis Towers Watson PLC	1,119	244,893
Wise PLC, Class A*	7,063	50,808
WPP PLC	12,747	134,889

(Cost $22,377,894)		22,937,567

United States - 71.3%
3M Co.	5,736	535,226
A O Smith Corp.	1,374	87,854
Abbott Laboratories	18,166	1,852,932
AbbVie, Inc.	18,502	2,552,536
Activision Blizzard, Inc.*	7,807	626,121
Adobe, Inc.*	4,814	2,011,241
Advance Auto Parts, Inc.	638	46,504
Advanced Micro Devices, Inc.*	16,949	2,003,541
AECOM	1,240	96,782
AES Corp.	7,113	140,411
Aflac, Inc.	6,065	389,434
Agilent Technologies, Inc.	3,136	362,741
Air Products and Chemicals, Inc.	2,323	625,212
Airbnb, Inc., Class A*	4,350	477,499
Akamai Technologies, Inc.*	1,682	154,946
Albemarle Corp.	1,221	236,300
Albertsons Cos., Inc., Class A	2,362	48,090
Alcoa Corp.	1,926	61,093
Alexandria Real Estate Equities, Inc. REIT	1,593	180,742
Align Technology, Inc.*	742	209,734
Alliant Energy Corp.	2,738	140,897
Allstate Corp.	2,836	307,564
Ally Financial, Inc.	3,369	89,851
Alnylam Pharmaceuticals, Inc.*	1,240	229,412
Alphabet, Inc., Class A*	62,790	7,715,007
Alphabet, Inc., Class C*	56,269	6,941,907
Altria Group, Inc.	19,007	844,291
Amazon.com, Inc.*	96,995	11,695,657
Ameren Corp.	2,821	228,698
American Electric Power Co., Inc.	5,599	465,389
American Express Co.	6,586	1,044,276
American Financial Group, Inc.	742	83,304
American Homes 4 Rent, Class A REIT	3,269	112,061
American International Group, Inc.	7,854	414,927
American Tower Corp. REIT	4,876	899,329
American Water Works Co., Inc.	2,097	302,912
Ameriprise Financial, Inc.	1,154	344,434
AmerisourceBergen Corp.	1,815	308,822
AMETEK, Inc.	2,417	350,634
Amgen, Inc.	5,603	1,236,302
Amphenol Corp., Class A	6,403	483,106
Analog Devices, Inc.	5,358	952,063
Annaly Capital Management, Inc. REIT	5,083	95,967
ANSYS, Inc.*	916	296,408
Aon PLC, Class A	2,205	679,779
APA Corp.	3,631	115,393
Apollo Global Management, Inc.	4,180	279,433
Apple, Inc.	166,223	29,463,027
Applied Materials, Inc.	8,997	1,199,300
Aramark	2,214	87,409
Archer-Daniels-Midland Co.	5,725	404,471
Ares Management Corp., Class A	1,623	141,347
Arista Networks, Inc.*	2,747	456,936
Arrow Electronics, Inc.*	605	76,617
Arthur J Gallagher & Co.	2,149	430,509
Aspen Technology, Inc.*	300	49,176
Assurant, Inc.	643	77,154
AT&T, Inc.	74,864	1,177,611
Atmos Energy Corp.	1,554	179,145
Autodesk, Inc.*	2,279	454,410
Automatic Data Processing, Inc.	4,397	918,929
AutoZone, Inc.*	203	484,529
AvalonBay Communities, Inc. REIT	1,417	246,530
Avantor, Inc.*	6,382	127,257
Avery Dennison Corp.	853	137,444
Axon Enterprise, Inc.*	743	143,332
Baker Hughes Co.	9,975	271,819
Ball Corp.	3,361	171,949
Bank of America Corp.	75,946	2,110,539
Bank of New York Mellon Corp.	8,185	329,037
Bath & Body Works, Inc.	2,215	78,057
Baxter International, Inc.	5,110	208,079
Becton Dickinson and Co.	2,982	720,928
Bentley Systems, Inc., Class B	1,960	95,609
Berkshire Hathaway, Inc., Class B*	13,595	4,365,083
Best Buy Co., Inc.	2,306	167,577
BILL Holdings, Inc.*(b)	980	101,508
Biogen, Inc.*	1,519	450,247
BioMarin Pharmaceutical, Inc.*	1,922	167,099
Bio-Rad Laboratories, Inc., Class A*	238	88,857
Bio-Techne Corp.	1,634	133,645
Black Knight, Inc.*	1,628	94,066
BlackRock, Inc.	1,569	1,031,696
Blackstone, Inc.	7,320	626,885
Block, Inc.*	5,660	341,807
Boeing Co.*	5,879	1,209,310
Booking Holdings, Inc.*	397	995,982
Booz Allen Hamilton Holding Corp.	1,537	154,591
BorgWarner, Inc.	2,122	94,068
Boston Properties, Inc. REIT	1,436	69,890
Boston Scientific Corp.*	15,227	783,886
Bristol-Myers Squibb Co.	22,212	1,431,341
Broadcom, Inc.	4,392	3,548,560
Broadridge Financial Solutions, Inc.	1,251	183,547
Brookfield Renewable Corp., Class A	1,350	45,248

Brown & Brown, Inc.	2,720	169,538
Brown-Forman Corp., Class B	3,236	199,888
Builders FirstSource, Inc.*	1,455	168,707
Bunge Ltd.	1,529	141,647
Burlington Stores, Inc.*	643	96,746
C.H. Robinson Worldwide, Inc.	1,341	126,778
Cadence Design Systems, Inc.*	2,948	680,723
Caesars Entertainment, Inc.*	2,149	88,130
Camden Property Trust REIT	1,036	108,231
Campbell Soup Co.	1,946	98,370
Capital One Financial Corp.	3,922	408,712
Cardinal Health, Inc.	2,899	238,588
Carlisle Cos., Inc.	539	114,505
Carlyle Group, Inc.	1,997	54,738
CarMax, Inc.*	1,533	110,698
Carnival Corp.*	8,518	95,657
Carrier Global Corp.	8,946	365,891
Catalent, Inc.*	1,775	66,083
Caterpillar, Inc.	5,455	1,122,366
Cboe Global Markets, Inc.	998	132,155
CBRE Group, Inc., Class A*	3,219	241,167
CDW Corp.	1,390	238,649
Celanese Corp.	1,226	127,529
Centene Corp.*	5,800	361,978
CenterPoint Energy, Inc.	6,579	185,594
Ceridian HCM Holding, Inc.*	1,354	83,745
CF Industries Holdings, Inc.	2,127	130,832
Charles River Laboratories International, Inc.*	567	109,646
Charles Schwab Corp.	15,665	825,389
Charter Communications, Inc., Class A*	972	317,018
Cheniere Energy, Inc.	2,403	335,867
Chesapeake Energy Corp. (b)	1,037	78,034
Chevron Corp.	18,815	2,833,915
Chewy, Inc., Class A*	724	21,351
Chipotle Mexican Grill, Inc.*	298	618,794
Church & Dwight Co., Inc.	2,534	234,268
Cigna Group	3,177	786,022
Cincinnati Financial Corp.	1,597	154,110
Cintas Corp.	981	463,169
Cisco Systems, Inc.	42,824	2,127,068
Citigroup, Inc.	20,750	919,640
Citizens Financial Group, Inc.	5,109	131,710
Cleveland-Cliffs, Inc.*	5,484	76,118
Clorox Co.	1,285	203,261
Cloudflare, Inc., Class A*(b)	2,796	193,371
CME Group, Inc.	3,673	656,549
CMS Energy Corp.	2,809	162,866
Coca-Cola Co.	43,170	2,575,522
Cognex Corp.	2,242	123,220
Cognizant Technology Solutions Corp., Class A	5,739	358,630
Coinbase Global, Inc., Class A*(b)	1,734	107,855
Colgate-Palmolive Co.	8,259	$614,304
Comcast Corp., Class A	44,806	1,763,116
Conagra Brands, Inc.	5,194	181,115
ConocoPhillips	12,810	1,272,033
Consolidated Edison, Inc.	3,706	345,770
Constellation Brands, Inc., Class A	1,720	417,908
Constellation Energy Corp.	3,505	294,490
Cooper Cos., Inc.	537	199,512
Copart, Inc.*	4,332	379,440
Corning, Inc.	8,526	262,686
Corteva, Inc.	7,603	406,684
CoStar Group, Inc.*	4,293	340,864
Costco Wholesale Corp.	4,633	2,370,057
Coterra Energy, Inc.	8,512	197,904
Crowdstrike Holdings, Inc., Class A*	2,384	381,750
Crown Castle, Inc. REIT	4,515	511,143
Crown Holdings, Inc.	1,380	105,197
CSX Corp.	21,971	673,851
Cummins, Inc.	1,417	289,649
CVS Health Corp.	13,522	919,902
D.R. Horton, Inc.	3,182	339,965
Danaher Corp.	7,320	1,680,818
Darden Restaurants, Inc.	1,340	212,417
Darling Ingredients, Inc.*	1,602	101,535
Datadog, Inc., Class A*	2,618	248,474
DaVita, Inc.*	685	64,164
Deckers Outdoor Corp.*	263	124,925
Deere & Co.	3,003	1,038,978
Dell Technologies, Inc., Class C	2,698	120,897
Delta Air Lines, Inc.*	1,346	48,900
DENTSPLY SIRONA, Inc.	2,164	78,164
Devon Energy Corp.	6,419	295,916
Dexcom, Inc.*	4,056	475,607
Diamondback Energy, Inc.	1,758	223,530
Dick’s Sporting Goods, Inc.	624	79,566
Digital Realty Trust, Inc. REIT	2,978	305,126
Discover Financial Services	2,982	306,371
DocuSign, Inc.*	2,055	115,902
Dollar General Corp.	2,417	486,035
Dollar Tree, Inc.*	2,308	311,303
Dominion Energy, Inc.	8,477	426,224
Domino’s Pizza, Inc.	411	119,128
DoorDash, Inc., Class A*	2,744	179,156
Dover Corp.	1,510	201,328
Dow, Inc.	7,603	370,874
Dropbox, Inc., Class A*	2,738	63,029
DTE Energy Co.	2,128	228,973
Duke Energy Corp.	8,040	717,892
DuPont de Nemours, Inc.	5,117	343,811
Dynatrace, Inc.*	2,214	112,892
Eastman Chemical Co.	1,145	88,268
Eaton Corp. PLC	4,071	716,089
eBay, Inc.	5,592	237,884

Ecolab, Inc.	2,742	452,567
Edison International	4,067	274,604
Edwards Lifesciences Corp.*	6,521	549,264
Electronic Arts, Inc.	2,922	374,016
Elevance Health, Inc.	2,519	1,128,059
Eli Lilly & Co.	8,540	3,667,588
Emerson Electric Co.	6,203	481,849
Enphase Energy, Inc.*	1,420	246,910
Entegris, Inc.	1,615	169,979
Entergy Corp.	2,122	208,380
EOG Resources, Inc.	6,119	656,508
EPAM Systems, Inc.*	613	157,308
EQT Corp.	3,545	123,260
Equifax, Inc.	1,302	271,623
Equinix, Inc. REIT	953	710,509
Equitable Holdings, Inc.	4,154	101,939
Equity LifeStyle Properties, Inc. REIT	2,040	128,867
Equity Residential REIT	3,970	241,376
Erie Indemnity Co., Class A (b)	270	57,807
Essential Utilities, Inc.	2,214	90,198
Essex Property Trust, Inc. REIT	707	152,754
Estee Lauder Cos., Inc., Class A	2,425	446,273
Etsy, Inc.*	1,330	107,796
Evergy, Inc.	2,404	139,071
Eversource Energy	3,455	239,190
Exact Sciences Corp.*	1,874	152,881
Exelon Corp.	10,490	415,928
Expedia Group, Inc.*	1,430	136,865
Expeditors International of Washington, Inc.	1,766	194,807
Extra Space Storage, Inc. REIT	1,369	197,506
Exxon Mobil Corp.	42,552	4,347,963
F5, Inc.*	640	94,451
FactSet Research Systems, Inc.	390	150,107
Fair Isaac Corp.*	280	220,548
Fastenal Co.	6,016	323,962
FedEx Corp.	2,443	532,525
Fidelity National Financial, Inc.	2,622	89,515
Fidelity National Information Services, Inc.	6,414	350,012
Fifth Third Bancorp	7,152	173,579
First Citizens BancShares, Inc., Class A	110	137,192
First Horizon Corp.	5,315	54,798
First Solar, Inc.*	1,009	204,787
FirstEnergy Corp.	6,205	232,005
Fiserv, Inc.*	6,333	710,499
FleetCor Technologies, Inc.*	704	159,491
FMC Corp.	1,313	136,657
Ford Motor Co.	41,700	500,400
Fortinet, Inc.*	7,230	494,026
Fortive Corp.	3,670	238,954
Fortune Brands Innovations, Inc.	1,443	87,229
Fox Corp., Class A	2,838	88,546
Fox Corp., Class B	1,553	45,363
Franklin Resources, Inc.	3,359	80,650
Freeport-McMoRan, Inc.	15,674	538,245
Gaming and Leisure Properties, Inc. REIT	3,163	152,267
Gartner, Inc.*	792	271,545
GE HealthCare Technologies, Inc.	3,794	301,661
Gen Digital, Inc.	5,645	99,013
Generac Holdings, Inc.*	651	70,907
General Dynamics Corp.	2,437	497,587
General Electric Co.	11,379	1,155,310
General Mills, Inc.	6,177	519,856
General Motors Co.	14,435	467,838
Genuine Parts Co.	1,536	228,756
Gilead Sciences, Inc.	13,139	1,010,915
Global Payments, Inc.	2,951	288,283
Globe Life, Inc.	992	102,355
GoDaddy, Inc., Class A*	1,742	127,828
Goldman Sachs Group, Inc.	3,558	1,152,436
Graco, Inc.	1,650	126,209
Halliburton Co.	9,747	279,252
Hartford Financial Services Group, Inc.	3,410	233,653
Hasbro, Inc.	1,346	79,885
HCA Healthcare, Inc.	2,233	589,936
Healthcare Realty Trust, Inc. REIT	3,960	73,696
Healthpeak Properties, Inc. REIT	6,114	122,035
HEICO Corp.	469	72,498
HEICO Corp., Class A	809	98,577
Henry Schein, Inc.*	1,345	99,396
Hershey Co.	1,529	397,081
Hess Corp.	2,832	358,729
Hewlett Packard Enterprise Co.	13,598	196,083
HF Sinclair Corp.	1,684	69,785
Hilton Worldwide Holdings, Inc.	2,813	382,906
Hologic, Inc.*	2,403	189,573
Home Depot, Inc.	10,582	2,999,468
Honeywell International, Inc.	7,034	1,347,714
Horizon Therapeutics PLC*	2,196	219,666
Hormel Foods Corp.	3,355	128,329
Host Hotels & Resorts, Inc. REIT	7,139	118,507
Howmet Aerospace, Inc.	4,220	180,405
HP, Inc.	8,788	255,379
Hubbell, Inc.	553	156,200
HubSpot, Inc.*	469	242,937
Humana, Inc.	1,323	663,974
Huntington Bancshares, Inc.	15,590	160,733
Huntington Ingalls Industries, Inc.	413	83,170
Hyatt Hotels Corp., Class A	398	42,777
IDEX Corp.	828	164,904
IDEXX Laboratories, Inc.*	884	410,857
Illinois Tool Works, Inc.	3,269	715,028
Illumina, Inc.*	1,760	346,104
Incyte Corp.*	2,033	125,131
Ingersoll Rand, Inc.	4,240	240,238

Insulet Corp.*	732	200,751
Intel Corp.	43,190	1,357,894
Intercontinental Exchange, Inc.	5,724	606,458
International Business Machines Corp.	9,405	1,209,389
International Flavors & Fragrances, Inc.	2,693	208,142
International Paper Co.	3,974	116,995
Interpublic Group of Cos., Inc.	4,118	153,148
Intuit, Inc.	2,949	1,235,985
Intuitive Surgical, Inc.*	3,746	1,153,169
Invesco Ltd.	4,246	61,057
Invitation Homes, Inc. REIT	6,403	216,934
IQVIA Holdings, Inc.*	1,904	374,917
Iron Mountain, Inc. REIT	3,225	172,280
J M Smucker Co.	1,173	171,950
Jack Henry & Associates, Inc.	690	105,494
Jacobs Solutions, Inc.	1,434	157,166
JB Hunt Transport Services, Inc.	795	132,741
Johnson & Johnson	27,301	4,233,293
Johnson Controls International PLC	7,143	426,437
JPMorgan Chase & Co.	30,718	4,168,740
Juniper Networks, Inc.	2,840	86,251
Kellogg Co.	2,871	191,697
Keurig Dr Pepper, Inc.	9,412	292,901
KeyCorp	8,387	78,335
Keysight Technologies, Inc.*	1,908	308,714
Kimberly-Clark Corp.	3,545	476,023
Kimco Realty Corp. REIT	7,056	129,689
Kinder Morgan, Inc.	21,765	350,634
KKR & Co., Inc.	6,289	323,821
KLA Corp.	1,465	648,980
Knight-Swift Transportation Holdings, Inc.	1,534	84,355
Kraft Heinz Co.	8,236	314,780
Kroger Co.	7,545	342,015
L3Harris Technologies, Inc.	2,018	355,007
Laboratory Corp. of America Holdings	981	208,492
Lam Research Corp.	1,422	876,947
Lamb Weston Holdings, Inc.	1,438	159,906
Las Vegas Sands Corp.*	3,450	190,199
Lattice Semiconductor Corp.*	1,452	118,062
Lear Corp.	637	78,134
Leidos Holdings, Inc.	1,250	97,575
Lennar Corp., Class A	2,837	303,899
Lennox International, Inc.	339	93,398
Liberty Broadband Corp., Class C*	1,234	91,439
Liberty Media Corp.-Liberty Formula One, Class C*	2,210	155,584
Liberty Media Corp-Liberty SiriusXM, Class C*	1,964	54,913
Linde PLC	5,186	1,834,081
Live Nation Entertainment, Inc.*	1,878	150,127
LKQ Corp.	2,543	134,143
Lockheed Martin Corp.	2,386	1,059,408
Loews Corp.	2,106	117,936
Lowe’s Cos., Inc.	6,308	1,268,728
LPL Financial Holdings, Inc.	840	163,615
Lucid Group, Inc.*(b)	6,923	53,722
LyondellBasell Industries NV, Class A	2,870	245,500
M&T Bank Corp.	1,781	212,224
Marathon Oil Corp.	7,250	160,660
Marathon Petroleum Corp.	4,554	477,760
Markel Group, Inc.*	145	190,636
MarketAxess Holdings, Inc.	390	106,240
Marriott International, Inc., Class A	2,903	487,094
Marsh & McLennan Cos., Inc.	5,252	909,541
Martin Marietta Materials, Inc.	620	246,785
Marvell Technology, Inc.	9,008	526,878
Masco Corp.	2,272	109,783
Masimo Corp.*	616	99,693
Mastercard, Inc., Class A	8,931	3,259,994
Match Group, Inc.*	2,841	98,015
McCormick & Co., Inc.	2,695	231,042
McDonald’s Corp.	7,688	2,191,926
McKesson Corp.	1,478	577,662
Merck & Co., Inc.	26,438	2,919,020
Meta Platforms, Inc., Class A*	23,281	6,162,946
MetLife, Inc.	6,932	343,481
Mettler-Toledo International, Inc.*	243	321,214
MGM Resorts International	3,695	145,177
Microchip Technology, Inc.	5,772	434,401
Micron Technology, Inc.	11,412	778,298
Microsoft Corp.	74,254	24,384,271
Mid-America Apartment Communities, Inc. REIT	1,256	184,707
Moderna, Inc.*	3,415	436,130
Mohawk Industries, Inc.*	411	37,828
Molina Healthcare, Inc.*	650	178,035
Molson Coors Beverage Co., Class B	1,952	120,731
Mondelez International, Inc., Class A	14,325	1,051,598
MongoDB, Inc.*	751	220,636
Monolithic Power Systems, Inc.	458	224,379
Monster Beverage Corp.*	8,172	479,043
Moody’s Corp.	1,736	550,104
Morgan Stanley	13,361	1,092,395
Mosaic Co.	3,511	112,212
Motorola Solutions, Inc.	1,753	494,206
MSCI, Inc.	853	401,362
Nasdaq, Inc.	3,605	199,537
NetApp, Inc.	2,303	152,804
Netflix, Inc.*	4,637	1,832,682
Neurocrine Biosciences, Inc.*	967	86,576
Newmont Corp.	8,080	327,644
News Corp., Class A	4,221	77,287
NextEra Energy, Inc.	21,232	1,559,703
NIKE, Inc., Class B	13,156	1,384,801
NiSource, Inc.	4,241	114,040
Nordson Corp.	497	108,311

Norfolk Southern Corp.	2,351	489,431
Northern Trust Corp.	2,185	157,145
Northrop Grumman Corp.	1,532	667,171
NRG Energy, Inc.	2,650	89,544
Nucor Corp.	2,682	354,185
NVIDIA Corp.	25,971	9,825,868
NVR, Inc.*	33	183,289
Occidental Petroleum Corp.	7,980	460,127
Okta, Inc.*	1,572	142,895
Old Dominion Freight Line, Inc.	1,015	315,097
Omnicom Group, Inc.	2,124	187,316
ON Semiconductor Corp.*	4,761	398,020
ONEOK, Inc.	4,677	264,999
Oracle Corp.	17,062	1,807,548
O’Reilly Automotive, Inc.*	659	595,281
Otis Worldwide Corp.	4,256	338,395
Ovintiv, Inc.	2,579	85,288
Owens Corning	1,030	109,520
PACCAR, Inc.	5,315	365,566
Packaging Corp. of America	983	121,921
Palantir Technologies, Inc., Class A*	18,211	267,884
Palo Alto Networks, Inc.*	3,223	687,756
Paramount Global, Class B	4,392	66,802
Parker-Hannifin Corp.	1,380	442,207
Paychex, Inc.	3,450	362,009
Paycom Software, Inc.	574	160,795
Paylocity Holding Corp.*	412	71,173
PayPal Holdings, Inc.*	11,412	707,430
PepsiCo, Inc.	14,495	2,643,163
Pfizer, Inc.	58,838	2,237,021
PG&E Corp.*	18,873	319,709
Philip Morris International, Inc.	16,126	1,451,501
Phillips 66	5,010	458,966
Pinterest, Inc., Class A*	5,568	133,298
Pioneer Natural Resources Co.	2,414	481,448
PNC Financial Services Group, Inc.	4,298	497,837
Pool Corp.	415	131,235
PPG Industries, Inc.	2,463	323,367
PPL Corp.	7,692	201,530
Principal Financial Group, Inc.	2,518	164,828
Procter & Gamble Co.	24,848	3,540,840
Progressive Corp.	5,967	763,239
Prologis, Inc. REIT	9,661	1,203,278
Prudential Financial, Inc.	3,929	309,173
PTC, Inc.*	1,158	155,635
Public Service Enterprise Group, Inc.	4,998	298,631
Public Storage REIT	1,703	482,460
PulteGroup, Inc.	2,252	148,812
Qorvo, Inc.*	1,130	109,904
QUALCOMM, Inc.	11,685	1,325,196
Quanta Services, Inc.	1,506	267,435
Quest Diagnostics, Inc.	1,132	150,160
Raymond James Financial, Inc.	2,050	185,218
Raytheon Technologies Corp.	15,647	1,441,715
Realty Income Corp. REIT	6,895	409,839
Regency Centers Corp. REIT	1,617	90,989
Regeneron Pharmaceuticals, Inc.*	1,103	811,323
Regions Financial Corp.	9,056	156,397
Reliance Steel & Aluminum Co.	581	136,349
Repligen Corp.*	531	89,166
Republic Services, Inc.	2,213	313,427
ResMed, Inc.	1,532	322,930
Revvity, Inc.	1,271	146,572
Rivian Automotive, Inc., Class A*	6,727	99,089
Robert Half International, Inc.	986	64,110
ROBLOX Corp., Class A*	4,471	187,156
Rockwell Automation, Inc.	1,212	337,663
Roku, Inc.*	1,269	73,856
Rollins, Inc.	2,235	87,880
Roper Technologies, Inc.	1,099	499,188
Ross Stores, Inc.	3,698	383,187
Royal Caribbean Cruises Ltd.*	2,305	186,636
Royalty Pharma PLC, Class A	3,522	115,310
RPM International, Inc.	1,346	107,397
S&P Global, Inc.	3,407	1,251,834
Salesforce, Inc.*	10,535	2,353,308
SBA Communications Corp. REIT	1,133	251,277
Schlumberger NV	15,148	648,789
Seagate Technology Holdings PLC	2,032	122,123
Seagen, Inc.*	1,492	291,984
Sealed Air Corp.	1,552	58,743
SEI Investments Co.	1,271	71,913
Sempra Energy	3,298	473,362
Sensata Technologies Holding PLC	1,537	63,816
ServiceNow, Inc.*	2,153	1,172,911
Sherwin-Williams Co.	2,526	575,372
Simon Property Group, Inc. REIT	3,575	375,911
Sirius XM Holdings, Inc. (b)	7,899	28,120
Skyworks Solutions, Inc.	1,709	176,899
Snap, Inc., Class A*	11,167	113,903
Snap-on, Inc.	556	138,366
Snowflake, Inc., Class A*	2,781	459,866
Southern Co.	11,211	781,967
Southwest Airlines Co.	1,536	45,880
Splunk, Inc.*	1,665	165,318
SS&C Technologies Holdings, Inc.	2,657	146,029
Stanley Black & Decker, Inc.	1,709	128,124
Starbucks Corp.	12,032	1,174,804
State Street Corp.	3,742	254,531
Steel Dynamics, Inc.	1,800	165,420
STERIS PLC	1,041	208,169
Stryker Corp.	3,545	976,931
Sun Communities, Inc. REIT	1,263	159,934
Synchrony Financial	4,776	147,865
Synopsys, Inc.*	1,605	730,211
Sysco Corp.	5,302	370,875

T. Rowe Price Group, Inc.	2,309	247,432
Take-Two Interactive Software, Inc.*	1,695	233,452
Targa Resources Corp.	2,271	154,542
Target Corp.	4,765	623,881
TE Connectivity Ltd.	3,373	413,125
Teledyne Technologies, Inc.*	464	180,334
Teleflex, Inc.	544	127,704
Teradyne, Inc.	1,704	170,724
Tesla, Inc.*	29,994	6,116,676
Texas Instruments, Inc.	9,463	1,645,426
Texas Pacific Land Corp.	65	84,741
Textron, Inc.	2,222	137,475
Thermo Fisher Scientific, Inc.	4,089	2,079,093
TJX Cos., Inc.	12,209	937,529
T-Mobile US, Inc.*	6,300	864,675
Toast, Inc., Class A*	3,539	74,213
Toro Co.	1,089	106,537
Tractor Supply Co.	1,115	233,693
Trade Desk, Inc., Class A*	4,699	329,306
Tradeweb Markets, Inc., Class A	1,167	78,131
TransDigm Group, Inc.	565	437,112
TransUnion	2,149	154,685
Travelers Cos., Inc.	2,354	398,391
Trimble, Inc.*	2,740	127,876
Truist Financial Corp.	14,018	427,128
Twilio, Inc., Class A*	1,791	124,689
Tyler Technologies, Inc.*	428	169,899
Tyson Foods, Inc., Class A	2,910	147,362
Uber Technologies, Inc.*	19,205	728,446
UDR, Inc. REIT	3,326	131,942
UGI Corp.	2,034	56,891
U-Haul Holding Co.	931	43,096
Uipath, Inc., Class A*	3,923	70,182
Ulta Beauty, Inc.*	533	218,439
Union Pacific Corp.	6,514	1,254,075
United Parcel Service, Inc., Class B	7,636	1,275,212
United Rentals, Inc.	739	246,671
United Therapeutics Corp.*	501	105,080
UnitedHealth Group, Inc.	9,851	4,799,801
Unity Software, Inc.*	2,734	81,254
Universal Health Services, Inc., Class B	634	83,770
US Bancorp	15,493	463,241
Vail Resorts, Inc.	418	101,658
Valero Energy Corp.	4,057	434,261
Veeva Systems, Inc., Class A*	1,433	237,448
Ventas, Inc. REIT	4,177	180,196
VeriSign, Inc.*	1,031	230,243
Verisk Analytics, Inc.	1,500	328,665
Verizon Communications, Inc.	44,480	1,584,822
Vertex Pharmaceuticals, Inc.*	2,760	893,053
VF Corp.	3,553	61,183
Viatris, Inc.	12,545	114,787
VICI Properties, Inc. REIT	10,075	311,620
Visa, Inc., Class A	17,020	3,761,931
Vistra Corp.	3,435	82,337
VMware, Inc., Class A*	2,516	342,906
Vulcan Materials Co.	1,333	260,602
W.R. Berkley Corp.	2,004	111,583
W.W. Grainger, Inc.	477	309,583
Walgreens Boots Alliance, Inc.	7,538	228,929
Walmart, Inc.	15,751	2,313,349
Walt Disney Co.*	19,000	1,671,240
Warner Bros Discovery, Inc.*	24,501	276,371
Waste Management, Inc.	4,334	701,761
Waters Corp.*	654	164,298
Watsco, Inc.	301	97,635
Webster Financial Corp.	1,959	69,642
WEC Energy Group, Inc.	3,296	287,906
Wells Fargo & Co.	39,891	1,588,061
Welltower, Inc. REIT	5,081	379,093
West Pharmaceutical Services, Inc.	758	253,650
Western Digital Corp.*	3,521	136,368
Westinghouse Air Brake Technologies Corp.	1,879	174,052
Westlake Corp.	397	41,268
Westrock Co.	2,752	77,084
Weyerhaeuser Co. REIT	7,809	223,806
Whirlpool Corp.	640	82,746
Williams Cos., Inc.	13,399	384,015
Wolfspeed, Inc.*(b)	1,264	60,723
Workday, Inc., Class A*	2,066	437,971
WP Carey, Inc. REIT	1,992	138,165
Wynn Resorts Ltd.	1,173	115,775
Xcel Energy, Inc.	5,757	375,875
Xylem, Inc.	2,512	251,702
Yum! Brands, Inc.	2,934	377,576
Zebra Technologies Corp., Class A*	526	138,112
Zillow Group, Inc., Class C*	1,442	65,770
Zimmer Biomet Holdings, Inc.	2,128	270,980
Zoetis, Inc.	4,868	793,533
Zoom Video Communications, Inc., Class A*	2,299	154,332
ZoomInfo Technologies, Inc.*	2,740	67,760
Zscaler, Inc.*	970	131,416

(Cost $362,120,812)		379,948,412

Uruguay - 0.1%
MercadoLibre, Inc.*
(Cost $510,978)	471	583,569

TOTAL COMMON STOCKS (Cost $511,093,957)		527,104,545

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG	553	56,685
Dr Ing hc F Porsche AG, 144A*	1,188	147,107
Henkel AG & Co. KGaA	1,860	147,809

Porsche Automobil Holding SE*	1,605	88,806
Sartorius AG (b)	259	86,564
Volkswagen AG	2,158	268,209

(Cost $919,700)		795,180

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	24,396

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
(Cost $2,072,595)	2,072,595	2,072,595

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
(Cost $625,489)	625,489	625,489

TOTAL INVESTMENTS - 99.6% (Cost $514,711,741)		$530,622,205
Other assets and liabilities, net - 0.4%		2,382,308

NET ASSETS - 100.0%		$533,004,513

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
178,464	—	(1,587)	191	36,840	6,841	—	21,174	213,908
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
339,649	1,732,946 (f)	—	—	—	32,358	—	2,072,595	2,072,595
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
995,448	8,280,591	(8,650,550)	—	—	34,726	—	625,489	625,489

1,513,561	10,013,537	(8,652,137)	191	36,840	73,925	—	2,719,258	2,911,992

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $3,568,816, which is 0.7% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,743,579.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2023 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$119,685,552	22.7%
Financials	77,997,031	14.8
Health Care	70,628,939	13.4
Consumer Discretionary	53,605,896	10.1
Industrials	52,653,392	10.0
Consumer Staples	40,417,986	7.7
Communication Services	38,074,191	7.2
Energy	25,313,394	4.8
Materials	21,257,424	4.0
Utilities	15,878,437	3.0
Real Estate	12,411,879	2.3

Total	$527,924,121	100.0%

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
S&P 500 E-Mini Futures	USD	15	$3,046,278	$3,142,875	6/16/2023	$96,597
S&P Mid 400 E-Mini Futures	USD	2	485,040	481,800	6/16/2023	(3,240)
MINI S&P/TSX 60 Futures	CAD	2	88,567	86,559	6/15/2023	(2,008)
MSCI EAFE Futures	USD	13	1,330,160	1,334,710	6/16/2023	4,550

Total net unrealized appreciation						$95,899

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$527,104,545	$—	$—	$527,104,545
Preferred Stocks	795,180	—	—	795,180
Warrants	24,396	—	—	24,396
Short-Term Investments (a)	2,698,084	—	—	2,698,084
Derivatives (b)
Futures Contracts	101,147	—	—	101,147

TOTAL	$530,723,352	$—	$—	$530,723,352

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(5,248)	$—	$—	$(5,248)

TOTAL	$(5,248)	$—	$—	$(5,248)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

KOKU-PH3

R-089711-1 (5/24) DBX005195 (5/24)